PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2021	2020
	$	$
Cost:

Computers and peripheral equipment	3,040	2,770
Office furniture and equipment	850	824
Trade Equipment	42	42
Leasehold improvements	210	196
Equipment in lease	2,534	1,898

	6,676	5,730
Accumulated depreciation:
Computers and peripheral equipment	2,729	2,650
Office furniture and equipment	735	735
Trade Equipment	39	33
Leasehold improvements	197	196
Equipment in lease	1,172	745

	4,872	4,359
Depreciated cost	1,804	1,371

Purchasing of Equipment for the years ended December 31, 2021 and 2020, were $946 and $812, respectively.

Depreciation expenses for the years ended December 31, 2021 and 2020, were $513 and $335, respectively.